Employee Stock-Based Compensation - Outstanding and Exercisable Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Outstanding and exercisable stock options
Option Outstanding	6,246	4,933
Weighted Average Exercise Price	$ 5.09	$ 4.01
Weighted Average Remaining Years, Outstanding	6 years 4 months 24 days
Options Exercisable	4,379
Exercisable, Weighted Average Exercise Price	$ 4.04
Range One
Outstanding and exercisable stock options
Range of Exercise Prices, Upper Range Limit	$ 3.15
Option Outstanding	814
Weighted Average Exercise Price	$ 3.15
Weighted Average Remaining Years, Outstanding	7 years 9 months 18 days
Options Exercisable	814
Exercisable, Weighted Average Exercise Price	$ 3.15
Range Two
Outstanding and exercisable stock options
Range of Exercise Prices, Lower Range Limit	3.19
Range of Exercise Prices, Upper Range Limit	$ 3.72
Option Outstanding	2,652
Weighted Average Exercise Price	$ 3.21
Weighted Average Remaining Years, Outstanding	5 years 2 months 12 days
Options Exercisable	2,598
Exercisable, Weighted Average Exercise Price	$ 3.20
Range Three
Outstanding and exercisable stock options
Range of Exercise Prices, Lower Range Limit	6.70
Range of Exercise Prices, Upper Range Limit	$ 7.15
Option Outstanding	967
Weighted Average Exercise Price	$ 7.06
Weighted Average Remaining Years, Outstanding	3 years 3 months 18 days
Options Exercisable	967
Exercisable, Weighted Average Exercise Price	$ 7.06
Range Four
Outstanding and exercisable stock options
Range of Exercise Prices, Upper Range Limit	$ 7.67
Option Outstanding	1,813
Weighted Average Exercise Price	$ 7.67
Weighted Average Remaining Years, Outstanding	9 years 1 month 6 days
Range Five
Outstanding and exercisable stock options
Range of Exercise Prices, Lower Range Limit	$ 3.15
Range of Exercise Prices, Upper Range Limit	$ 7.15
Option Outstanding	6,246
Weighted Average Exercise Price	$ 5.09
Weighted Average Remaining Years, Outstanding	6 years 4 months 24 days
Options Exercisable	4,379
Exercisable, Weighted Average Exercise Price	$ 4.04